SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of each fund’s prospectus.
Kevin Sung, CFA, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2018.
Tom Chan, CFA, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2018.
Hubert Shek, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2020.
The following information replaces the existing similar disclosure relating to each fund contained under the “MANAGEMENT” sub-heading of the “Fund Details” section of each fund’s prospectus:
Kevin Sung, CFA, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2018.
■	Joined HGI in 2018, with eight years of financial industry experience. Prior to joining HGI, he was a portfolio manager in DWS and Creditease. Prior to that, he worked in Value Partners Limited (Hong Kong) to develop quantitative strategy and managed ETF and quantitative portfolios.
■	MSc in Financial Mathematics and Statistics, Hong Kong University of Science and Technology; MPhil and BSc in Physics, The Chinese University of Hong Kong.
■	CFA Charterholder and FRM holder.
Tom Chan, CFA, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2018.
■	Joined HGI in 2018, with five years of financial industry experience, including ETF portfolio management and quantitative strategies development. Prior to joining HGI, he was a Senior Analyst in Value Partners and Analyst in Conning Asia Pacific.
■	BS in Quantitative Finance and Risk Management Science, The Chinese University of Hong Kong.
■	CFA Charterholder.
Hubert Shek, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2020.
■	Joined HGI in 2020. Prior to joining HGI, he worked in an operations and risk role at Prudence Investment Management.
■	MSc in Risk Management and Financial Engineering, Imperial College Business School; BSc in Mechanical Engineering, the University of Southern California.
Please Retain This Supplement for Future Reference

July 29, 2020
PROSTKR20-35